Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under operating leases
18.	COMMITMENTS AND CONTINGENCIES

Years Ended September 30,	Amount
2023	$117,176
2024	89,210
2025	48,528
2026	19,411
$274,326